Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Future minimum revenue expected to be earned
2017	$ 379,851
2018	332,217
2019	295,661
2020	291,420
2021	266,553
2022 and thereafter	511,163
Total future rentals	$ 2,076,865
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Future minimum revenue expected to be earned
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Future minimum revenue expected to be earned
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days